N-2	Jul. 31, 2026
Cover [Abstract]
Entity Central Index Key	0001815609
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Primark Meketa Private Equity Investments Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The first sentence in the first paragraph on the cover page of the Prospectus is deleted in its entirety and replaced with the following:

Primark Meketa Private Equity Investments Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

In the section of the Prospectus entitled “Summary – The Fund,” the first sentence in the first paragraph is deleted in its entirety and replaced with the following:

Primark Meketa Private Equity Investments Fund (the “Fund”) is a Delaware statutory trust that is registered under the 1940 Act. The Fund was previously classified as a non-diversified management investment company under 1940 Act. As a result of ongoing operations, the Fund is now classified as a diversified, closed-end management investment company. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, excepting cash and cash items, U.S. government securities, and securities of other investment companies).

Risk [Text Block]

In the section of the Prospectus entitled “Summary – Risk factors,” the second sentence in the third bullet in the first paragraph is deleted in its entirety.

In the section of the Prospectus entitled “General Risks – Unlisted Closed-End Structure; Liquidity Limited to Quarterly Repurchases of Shares” the first sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Fund is organized as a diversified, closed-end management investment company and is designed primarily for long-term investors.

The section of the Prospectus entitled “General Risks – Non-Diversification Status” is deleted in its entirety.